INCOME TAX, DEFERRED TAXES, AND OTHER TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX, DEFERRED TAXES, AND OTHER TAXES
Current tax expense	$ (105,206,863)	$ (116,949,330)	$ (58,334,583)
Adjustment to current tax for the previous period	(154,862)	(649,888)	(152,481)
Expense for taxes withheld from foreign subsidiaries	(3,334,078)	(3,997,308)	(11,803,842)
Other current tax expenses (income)	(3,425)	(46,712)	(688,765)
Current tax expense	(108,699,228)	(121,643,238)	(70,979,671)
Expenses (income) from the creation and reversal of temporary differences for deferred taxes and other items	(1,457,699)	(11,749,408)	(15,014,636)
Expenses (income) for deferred taxes	(1,457,699)	(11,749,408)	(15,014,636)
Total income tax expense	$ (110,156,927)	$ (133,392,646)	$ (85,994,307)